Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Contractual Obligations From Significant Commitments
The table below presents a summary of the contractual obligations of the Company resulting from significant commitments (in thousands):

	December 31, 2016	December 31, 2015

Commitments to extend credit:
Home equity lines	$185,553	$183,017
Commercial real estate	98,883	84,672
Other commitments	203,103	177,491
Standby letters of credit	5,014	5,086
Commercial letters of credit	1,859	2,312